Equity Activity (Narratives) (Detail 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, outstanding (in shares)	990,523,759
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	71,504,867	73,121,942	61,246,371
Common stock repurchased (in dollars)	$ 13,395	$ 13,993	$ 12,008
Common stock repurchase authorization available (in dollars)	6,264
Common stock issued under employee plans (in shares)	7,687,026	9,961,389	15,091,320
Issue of treasury shares as a result of RSU releases and stock options exercises (in shares)	1,264,232	1,849,883	2,746,169
Common stock remitted by employees in order to satisfy tax withholding requirements included in Treasury Stock balance (in shares)	1,313,569	1,666,069	2,406,007
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 236	$ 336	$ 468